Annual Total Returns[BarChart] - ProShares Hedge Replication ETF - None	2012	2013	2014	2015	2016	2017	2018	2019
Total	3.29%	4.35%	0.90%	(0.33%)	2.23%	5.47%	(4.21%)	9.50%